BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the “Fund”)

Supplement dated June 3, 2014
to the Prospectus and Statement of Additional Information, each dated May 1, 2014

Effective as of June 1, 2014, BlackRock (as defined below) has agreed contractually to cap net expenses of the Fund at lower levels. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, the Fund’s Prospectus and Statement of Additional Information are amended as follows:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Managed Volatility V.I. Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)

The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class III Shares
Management Fees[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[2,3]	0.94%	0.94%
Acquired Fund Fees and Expenses[2,3]	0.22%	0.22%
Total Annual Fund Operating Expenses[3]	1.71%	1.96%
Fee Waivers and/or Expense Reimbursements[4]	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.22%	1.47%

[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity, fixed-income and money market mutual funds managed by BlackRock or its affiliates (the “mutual funds”).

[2]	Other Expenses have been restated to reflect current fees.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the restatement of Other Expenses to reflect current fees or Acquired Fund Fees and Expenses.

[4]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.00% (for Class I Shares) and 1.25% (for Class III Shares) of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class III Shares) of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$124	$491	$882	$1,979
Class III Shares	$150	$568	$1,012	$2,246

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

The section of the Prospectus for Class I Shares entitled “Management of the Funds—BlackRock” as it relates solely to the Fund is revised as set forth below:

With respect to Class I shares of each fund, as set forth in the table below, BlackRock has i) contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses; and ii) contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services
Managed Volatility V.I. Fund	1.00%**	0.00%

*	As a percentage of average daily net assets and based on current fees.

**	The contractual caps with respect to the Managed Volatility V.I. Fund are in effect until May 1, 2016. The contractual agreement may be terminated, with respect to the Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

2

The section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” as it relates solely to the Fund is revised as set forth below:

With respect to Class III shares of each fund, as set forth in the table below, BlackRock has i) contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses; and ii) contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps on fees paid by Fund for Operational and Recordkeeping Services
Managed Volatility V.I. Fund[2]	1.25%**	0.00%

*	As a percentage of average daily net assets and based on current fees.

**	The contractual caps with respect to the Managed Volatility V.I. Fund are in effect until May 1, 2016. The contractual agreement may be terminated, with respect to the Fund, upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	For the fiscal year ended December 31, 2013, there were no Class III Shares outstanding.

The section of the Statement of Additional Information entitled “Management and Advisory Arrangements” as is relates solely to the Fund is revised as set forth below:

With respect to Class I shares of the Managed Volatility V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.00% of average daily net assets.

With respect to Class II and Class III shares of the Managed Volatility V.I. Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses, and excluding Distribution Fees) to 1.15% of average daily net assets for Class II shares and 1.25% of average daily net assets for Class III shares.

Shareholders should retain this Supplement for future reference.

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PR&SAI-VARMV-0614SUP